Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2025 and 2024, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2025	12/31/2024
Undrawn commitments of credit cards and checking accounts	5,756,786,369	5,271,070,925
Guarantees granted	186,887,452	267,012,058
Unused agreed commitments	72,127,574	59,998,227

Subtotal	6,015,801,395	5,598,081,210

Less: Allowance for Expected Credit Losses (ECL)	(25,172,929)	(10,401,480)

Total	5,990,628,466	5,587,679,730